EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2021
Investments accounted for using equity method [abstract]
Schedule of Equity Investments

The equity investments are summarized as follows:

	June 30, 2021	June 30, 2020	July 1, 2019
Common or preferred shares
Public companies	$461,635	$3,519,196	$3,395,708
Private companies	-	-	250,000
Warrants
Public companies	34,891	592,626	259,612
	$496,526	$4,111,822	$3,905,320

Schedule of Fair Values of Warrants

The fair values of the warrants were estimated using the Black Scholes options pricing model with the following assumptions:

	June 30, 2021	June 30, 2020	July 1, 2019
Risk free interest rate	0.97%	0.36%	1.39%
Expected volatility	114%	122%	130%
Expected life of warrants in years	0.19	1.20	2.19

Schedule of Continuity of Equity Investments

The continuity of equity investments is summarized as follows:

		Accumulated mark-to-
		market gain included
	Fair value	in net income
Balance, July 1, 2019	$3,905,320	$2,319,464
Acquisition	3,737,498	-
Proceeds on disposal	(4,566,635)	-
Change in fair value	1,196,084	1,196,084
Foreign exchange impact	(160,445)	-
Balance, June 30, 2020	$4,111,822	$3,515,548
Proceeds on disposal	(4,345,636)	-
Change in fair value	455,597	455,597
Foreign exchange impact	274,743	-
Balance, June 30, 2021	$496,526	$3,971,145